FAIR VALUE MEASUREMENTS - Plan's investments reported at NAV (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments	$ 3,639,476,068	$ 3,176,427,504
Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	3,193,820,709	3,034,545,303
BlackRock Equity Index Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 1,767,860,942	1,550,604,658
Redemption notice period	0 days
BlackRock Russell 2000 Index Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 27,260,948	290,846,641
Redemption notice period	0 days
BlackRock Mid Capitalization Equity Index Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 252,055,360	344,787,918
Redemption notice period	0 days
BlackRock U.S. Debt Index Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 242,596,704	253,874,802
Redemption notice period	0 days
BlackRock MSCI ACWI EX U.S. Index Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 492,346,514	441,356,082
Redemption notice period	0 days
BlackRock U.S. Treasury Inflation Protection Securities Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 18,355,108	30,746,298
Redemption notice period	0 days
BlackRock Emerging Markets Index Non-Lendable Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments		$ 122,328,904
Redemption notice period	0 days
T. Rowe Price International Discovery Administrative | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 94,738,348
Redemption notice period	0 days
Columbia Dividend Income Institutional | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 119,055,694
Redemption notice period	0 days
Schroder International Alpha Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 67,582,951
Redemption notice period	0 days
Cohen & Steers U.S. Realty Fund Class A | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 514,697
Redemption notice period	0 days
Pioneer Bond Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 56,789,004
Redemption notice period	0 days
GQG Partners Emerging Markets Equity CIT Fund | Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	$ 54,664,439
Redemption notice period	0 days